OTHER EQUITY INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Other Equity Instruments Explanatory [Abstract]
Disclosure Of Other Equity Instruments [text block]
	The Group and Bank
	2018 £m	2017 £m	2016 £m
At 1 January	3,217	3,217	–
Additional Tier 1 securities issued in the year:
Sterling notes (£1,376 million nominal)	–	–	1,376
Euro notes (€736 million nominal)	–	–	612
US dollar notes ($1,642 million nominal)	–	–	1,229
	3,217	3,217	3,217